Prepaid Expenses and Deposits	12 Months Ended
Oct. 31, 2022
Disclosure Of Prepaid Expenses And Deposits Abstract
Prepaid Expenses and Deposits
7.	PREPAID EXPENSES AND DEPOSITS

	October 31, 2022	October 31, 2021
General insurance - current	$28,900	$32,030
Exploration license insurance - current	91,095	—
Other prepaid expenses – Current	34,576	—
Prepaid deposits – non-current	33,481	—
Exploration license insurance – non-current	560,000	—
	$748,052	$32,030

The terms of the exploration license insurance agreements are equal to the terms of the exploration licenses (six years) plus two years from the effective dates.